Equity - Summary of Changes in Issued share Capital (Detail) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding [abstract]
Beginning balance, ordinary shares	3,891,728	3,885,790	3,878,484
Issue of shares	5,006	5,938	7,306
Ending balance, ordinary shares	3,896,734	3,891,728	3,885,790
Beginning balance, amount	€ 39	€ 39	€ 39
Ending balance, amount	€ 39	€ 39	€ 39